Report Of The Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,948,360	$ 2,856,717
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,432,751
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,469)
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	938,535	923,561
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	112,902	104,475
Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,471)
Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(95)
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 148,326	$ 109,066
ECL coverage %	0.40%	0.50%
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,700,821	$ 2,632,057
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (11,917)	$ (12,447)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.20%	1.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 949,609	$ 935,008
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (11,074)	$ (11,447)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 112,917	$ 104,544
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (15)	$ (69)
Financial assets at amortised cost, category | Other
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 960,271	$ 954,934
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (422)	$ (493)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.00%	2.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 165,842	$ 192,650
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (3,234)	$ (3,875)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.50%	2.50%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.10%	2.20%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	9.50%	9.70%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	13.20%	11.90%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 120,871	$ 139,076
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	116,320	134,680
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,571	2,410
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,980	1,986
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,964)	(3,488)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,458)	(3,017)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(245)	(234)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (261)	$ (237)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.20%	1.70%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.20%	1.70%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,436	$ 1,739
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,424	1,729
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12	10
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(29)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(29)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.00%	1.10%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.90%	0.90%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	5.30%	5.70%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	6.80%	16.70%
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 12,734	$ 15,339
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,417	15,103
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	171	140
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	146	96
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(132)	(165)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(113)	(141)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(8)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime expected credit losses | Other | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (10)	$ (16)
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.60%	0.70%
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 447,522	$ 414,882
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (2,867)	$ (2,870)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	3.00%	3.10%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.20%	2.30%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	12.00%	12.70%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	23.10%	26.10%
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 47,483	$ 48,866
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44,634	46,378
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,785	1,682
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,064	806
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,434)	(1,504)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(974)	(1,080)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(214)	(214)
Financial assets at amortised cost, category | – personal | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (246)	$ (210)
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	1.80%	1.80%
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 427,655	$ 453,202
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (7,803)	$ (8,320)
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.20%	2.20%
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.10%	2.20%
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	4.40%	2.80%
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	2.50%	3.40%
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 69,738	$ 85,492
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	68,446	83,976
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	697	712
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	595	804
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,500)	(1,907)
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,454)	(1,860)
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(31)	(20)
Financial assets at amortised cost, category | – corporate and commercial [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (15)	$ (27)
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.50%	0.40%
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 74,432	$ 66,924
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (404)	$ (257)
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.80%	1.60%
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.90%	1.80%
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 3,650	$ 4,718
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,240	4,326
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	89	16
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	321	376
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(77)
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(77)
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | – non-bank financial institutions [keep hidden] | Financial instruments not credit-impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0